Schedule of Income Tax Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal:
Current
Deferred
State and local:
Current			6,000		24,771	6,033
Deferred
Federal, State and local, tax expense			6,000		24,771	6,033
Change in valuation allowance
Income tax expense	$ 3,000	$ 12,000	$ 6,000	$ 14,000	$ 24,771	$ 6,033